Share Based Compensation - Schedule of Share-Based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share-Based Compensation Expenses [Line Items]
Total share-based compensation expenses	$ 8,645
General and Administrative Expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Total share-based compensation expenses	4,123
Research and Development Expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Total share-based compensation expenses	$ 4,522